Non-current assets - other (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Non-current assets - other [Abstract]
Unamortized loan fees	$ 4,273	$ 4,252
Loan amount	996,000
Principal amount	968,000
Capitalized interest	$ 28,000
Loan term	20 years